OTHER CURRENT LIABILITIES AND OTHER NON-CURRENT LIABILITIES (Tables)	12 Months Ended
Jun. 26, 2021
Payables and Accruals [Abstract]
Schedule of other current liabilities

As of June 26, 2021 and June 27, 2020, other current liabilities consist of the following:

	2021	2020

Accrued Interest Payable (1)	$685,281	$9,051,650
Contingent Consideration	87,893	8,951,801
Other Current Liabilities	14,905,107	1,739,742

Total Other Current Liabilities	$15,678,281	$19,743,193

(1)	See “Note 18 – Notes Payable” and “Note 19 – Senior Secured Convertible Facility” for further information on paid-in-kind interest.

Schedule of other non-current liabilities

As of June 26, 2021 and June 27, 2020, other non-current liabilities, net of current portion, consist of the following:

	2021	2020

Deferred Gain on Sale of Assets (1)(2)	$3,598,084	$4,164,713
Other Long Term Liabilities	50,820	50,820

Total Other Non-Current Liabilities	$3,648,904	$4,215,533

(1)	See “Note 17 – Leases” for further information.
(2)	The current portion of Deferred Gain on Sale of Assets of $566,627 is recorded in Accounts Payable and Accrued Liabilities.